LIABILITIES AND DEBT - Convertible Debt (Details) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 01, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES AND DEBT
Amortization of debt issuance costs				$ 6,500,000
Issuance of convertible notes payable				3,280,360	$ 2,779,910
Derivative liability in connection with convertible note				559,957	3,204,924
Proceeds from Issuance of Debt				237,500
Convertible Debt
LIABILITIES AND DEBT
Amortization of debt discount		$ 689,100	$ 1,724,291	6,506,384	801,538
Principal				4,100,000	9,565,000	$ 100,000
Unamortized debt discount				1,378,200	3,963,386
Debt Conversion, Converted Instrument, Shares Issued			350
Convertible Debt 2020 Regulation CF Offering
LIABILITIES AND DEBT
Outstanding principal and accrued interest upon closing of IPO					$ 16,942
Conversion of shares					12,786
Convertible Debt 2020 Regulation CF Offering | Convertible Debt
LIABILITIES AND DEBT
Issuance costs					$ 69,627
Amortization of debt issuance costs					27,894
Proceeds from Issuance of Debt					$ 473,650	450,308
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Convertible Debt 2020 Regulation D Offering
LIABILITIES AND DEBT
Outstanding principal and accrued interest upon closing of IPO		$ 100,000		100,000	$ 100,000
Amortization of debt issuance costs					100,000
Default interest expense					132,609
Proceeds from Issuance of Debt					755,000
Convertible Debt 2020 Regulation D Offering | IPO
LIABILITIES AND DEBT
Outstanding principal and accrued interest upon closing of IPO					$ 185,000
Convertible Debt 2020 Regulation D Offering | Convertible Debt
LIABILITIES AND DEBT
Debt instrument term					9 months
Proceeds from Issuance of Debt					$ 55,000	$ 800,000
Debt Instrument, Interest Rate, Stated Percentage					14.00%
Convertible Debt 2020 Regulation D Offering | Debt Converted Into Common Stock | Convertible Debt
LIABILITIES AND DEBT
Debt Conversion, Converted Instrument, Shares Issued	181
Convertible Debt 2019 Regulation D Offering | Convertible Debt
LIABILITIES AND DEBT
Debt instrument term							36 months
Proceeds from Issuance of Debt							$ 799,280
Debt Instrument, Interest Rate, Stated Percentage							12.00%
Convertible Debt 2019 Regulation D Offering | Debt Converted Into Common Stock | Convertible Debt
LIABILITIES AND DEBT
Debt Conversion, Converted Instrument, Shares Issued	145
December Notes
LIABILITIES AND DEBT
Principal				4,000,000
Unamortized debt discount				1,278,200
Other financing fees				$ 50,000